SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION

The financial statements of the Plan are prepared on the accrual basis of accounting.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

FAIR VALUE MEASUREMENTS

ASC 820, "Fair Value Measurement," defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a three-level fair value hierarchy that prioritizes information used in developing assumptions when pricing an asset or liability as follows:

Level 1:	Observable inputs such as quoted prices in active markets;
Level 2:	Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
Level 3:	Unobservable inputs where there is little or no market data, which requires the reporting entity to develop its own assumptions.

ASC 820 requires the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

SAVINGS AND INVESTMENT MASTER TRUST

All investments of the Plan are included under a master trust arrangement ("the Master Trust"). Fidelity is the trustee of the Master Trust. All investments of the Master Trust are stated at fair market value.

Investment income or loss of the Master Trust is allocated among the participating plans daily based on the plans' relative equity interests in each of the Master Trust's investment programs as of the beginning of the applicable day. Interest income and share price appreciation or depreciation are recorded daily by each of the applicable investment programs. Dividend income is recorded either quarterly or semi-annually, depending on the investment program.
The net assets held in the Master Trust as of December 31, 2025 and 2024 and the changes in net assets held in the Master Trust for the year ended December 31, 2025 for the Master Trust are presented in Note 7.

At December 31, 2025 and 2024, unallocated participant forfeitures of non-vested employer contributions of $7.7 million and $7.8 million related to the Plan, were in the Master Trust. For the year ended December 31, 2025, total forfeitures were used to pay administrative expenses of $0.5 million and to reduce employer contributions by $8.5 million.

DATE OF MANAGEMENT'S REVIEW

Management has evaluated subsequent events through June 17, 2026, the date the financial statements were issued.